Stock-based Compensation Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Plans
Stock-based Compensation Plans
The Corporation administers a number of equity compensation plans, with awards being granted predominantly from the Bank of America Corporation 2003 Key Associate Stock Plan (KASP). Grants in 2015 from the KASP included restricted stock units (RSUs) which generally vest in three equal annual installments beginning one year from the grant date, and awards which will vest subject to the attainment of specified performance criteria. During 2015, the Corporation issued 131 million RSUs to certain employees under the KASP. RSUs may be settled in cash or in shares of common stock depending on the terms of the applicable award. In 2015, two million of these RSUs were authorized to be settled in shares of common stock with the remainder in cash. Certain awards contain cancellation and clawback provisions which permit the Corporation to cancel or recoup all or a portion of the award under specified circumstances. The compensation cost for these awards is accrued over the vesting period and adjusted to fair value based upon changes in the share price of the Corporation’s common stock.
For most awards, expense is generally recognized ratably over the vesting period net of estimated forfeitures, unless the employee meets certain retirement eligibility criteria. For awards to employees that meet retirement eligibility criteria, the Corporation records the expense upon grant. For employees that become retirement eligible during the vesting period, the Corporation recognizes expense from the grant date to the date on which the employee becomes retirement eligible, net of estimated forfeitures. The compensation cost for the stock-based plans was $2.17 billion, $2.30 billion and $2.28 billion in 2015, 2014 and 2013, respectively. The related income tax benefit was $824 million, $854 million and $842 million for 2015, 2014 and 2013, respectively.
From time to time, the Corporation enters into equity total return swaps to hedge a portion of RSUs granted to certain employees as part of their compensation in prior periods in order to minimize the change in the expense to the Corporation driven by fluctuations in the fair value of the RSUs. Certain of these derivatives are designated as cash flow hedges of unrecognized unvested awards with the changes in fair value of the hedge recorded in accumulated OCI and reclassified into earnings in the same period as the RSUs affect earnings. The remaining derivatives are used to hedge the price risk of cash-settled awards with changes in fair value recorded in personnel expense. For information on amounts recognized on equity total return swaps used to hedge the Corporation’s outstanding RSUs, see Note 2 – Derivatives.
On May 6, 2015, Bank of America shareholders approved the amendment and restatement of the KASP, and renamed it the Bank of America Corporation Key Employee Equity Plan (KEEP). Under the amendment and restatement of the KEEP, 450 million shares of the Corporation’s common stock and any shares that were subject to an award as of December 31, 2014 under the KASP, if such award is canceled, terminates, expires, lapses or is settled in cash for any reason from and after January 1, 2015, are authorized to be used for grants of awards.
Restricted Stock/Units
The table below presents the status at December 31, 2015 of the share-settled restricted stock/units and changes during 2015.

Stock-settled Restricted Stock/Units

	Shares/Units	Weighted- average Grant Date Fair Value
Outstanding at January 1, 2015	29,882,769	$9.30
Granted	2,079,667	16.60
Vested	(8,750,921)	11.43
Canceled	(655,497)	9.52
Outstanding at December 31, 2015	22,556,018	$9.14

The table below presents the status at December 31, 2015 of the cash-settled RSUs granted under the KASP and changes during 2015.

Cash-settled Restricted Units

Units
Outstanding at January 1, 2015	316,956,435
Granted	128,748,571
Vested	(176,407,854)
Canceled	(13,942,138)
Outstanding at December 31, 2015	255,355,014

At December 31, 2015, there was an estimated $1.2 billion of total unrecognized compensation cost related to certain share-based compensation awards that is expected to be recognized over a period of up to four years, with a weighted-average period of 1.7 years. The total fair value of restricted stock vested in 2015, 2014 and 2013 was $145 million, $704 million and $906 million, respectively. In 2015, 2014 and 2013, the amount of cash paid to settle equity-based awards for all equity compensation plans was $3.0 billion, $2.7 billion and $1.7 billion, respectively.
Stock Options
The table below presents the status of all option plans at December 31, 2015 and changes during 2015.

Stock Options

	Options	Weighted- average Exercise Price
Outstanding at January 1, 2015	88,087,054	$48.96
Forfeited	(24,211,579)	48.38
Outstanding at December 31, 2015	63,875,475	49.18

All options outstanding as of December 31, 2015 were vested and exercisable with a weighted-average remaining contractual term of 1.1 years and have no aggregate intrinsic value. No options have been granted since 2008.